                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7992
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                              MFS SERIES TRUST XI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                     Date of fiscal year end: September 30
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                  Date of reporting period: December 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) UNION STANDARD EQUITY FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Union Standard Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                       SHARES/PAR ($)             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.4%
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AEROSPACE - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                               11,063         $      703,939
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Northrop Grumman Corp.                                                                              10,809                649,729
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                                                                                                                   $    1,353,668
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AUTOMOTIVE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                      41,600         $      321,152
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BANKS & CREDIT COMPANIES - 7.7%
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Bank of America Corp.                                                                               24,296         $    1,121,260
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Countrywide Financial Corp.                                                                         19,614                670,603
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                           6,870                335,326
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J.P. Morgan Chase & Co.                                                                             16,100                639,009
---------------------------------------------------------------------------------------------------------------------------------
Ryder System, Inc.                                                                                  10,088                413,810
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Washington Mutual, Inc.                                                                             11,870                516,345
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,696,353
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                   38,370         $      669,173
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                   22,447                731,772
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                     19,900                477,003
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                                                                                                                   $    1,877,948
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                            6,600         $      842,886
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Merrill Lynch & Co., Inc.                                                                            6,496                439,974
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,282,860
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BUSINESS SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                                 10,200         $      294,474
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                     9,600         $      420,672
---------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                 7,100                411,090
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      831,762
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.(n)                                                                                  62,468         $      560,338
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                     19,320                505,218
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,065,556
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.(n)                                                                             11,500         $      826,735
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                               13,600              1,117,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,944,655
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CONSTRUCTION - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                         12,700         $      383,413
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CONSUMER GOODS & SERVICES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                               10,900         $      597,865
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                                 7,440                443,796
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                12,560                726,973
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,768,634
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ELECTRICAL EQUIPMENT - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                61,348         $    2,150,247
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                                  7,448         $      329,648
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         38,100                950,976
---------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                   17,883                421,323
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.(n)                                                                                     5,900                370,638
---------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                             13,165                422,202
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,494,787
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                                                   8,800         $      330,264
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 7.1%
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                       15,100         $      857,227
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                      12,800                744,704
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                   31,532              1,771,152
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,373,083
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FOOD & DRUG STORES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                           22,540         $      595,507
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co.(n)                                                                                       31,800                600,384
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,195,891
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                 12,789         $      630,753
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       17,100              1,010,268
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,641,021
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FOREST & PAPER PRODUCTS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                             19,700         $      662,117
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GAMING & LODGING - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                                         8,253         $      588,356
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GENERAL MERCHANDISE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                                    6,119         $      405,873
---------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                                                7,700                428,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      833,993
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INSURANCE - 7.5%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                  20,138         $    1,374,016
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                              8,697                746,985
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                       15,000                735,000
---------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                       16,100                719,187
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,575,188
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MACHINERY & TOOLS - 7.1%
---------------------------------------------------------------------------------------------------------------------------------
AGCO Corp.(n)                                                                                       21,000         $      347,970
---------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                        6,600                592,218
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                          6,900                469,959
---------------------------------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                                         5,500                371,305
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                            7,300                642,327
---------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                                8,700                573,852
---------------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                          11,587                371,016
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,368,647
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.(n)                                                                             3,700         $      310,060
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                           11,400                575,700
---------------------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                                     9,000                357,930
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,243,690
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MEDICAL EQUIPMENT - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.(n)                                                             7,475         $      462,404
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(n)                                                                             7,735                521,648
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      984,052
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NATURAL GAS - PIPELINE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                 23,915         $      554,111
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NETWORK & TELECOM - 2.7%
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Cisco Systems, Inc.(n)                                                                              16,960         $      290,355
---------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.(n)                                                                                    34,400                676,304
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QUALCOMM, Inc.                                                                                       7,000                301,560
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                                                                                                                   $    1,268,219
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PHARMACEUTICALS - 6.4%
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Johnson & Johnson                                                                                   22,438         $    1,348,524
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Merck & Co., Inc.                                                                                   29,790                947,620
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Wyeth                                                                                               16,201                746,380
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,042,524
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RAILROAD & SHIPPING - 0.8%
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Burlington Northern Santa Fe Corp.                                                                   5,480         $      388,094
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RESTAURANTS - 0.8%
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YUM! Brands, Inc.                                                                                    7,630         $      357,694
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SPECIALTY CHEMICALS - 1.2%
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Praxair, Inc.                                                                                       10,900         $      577,264
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TELEPHONE SERVICES - 3.8%
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AT&T, Inc.                                                                                          16,150         $      395,514
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                                     18,531                502,190
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Verizon Communications, Inc.                                                                        30,845                929,051
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,826,755
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TOBACCO - 2.5%
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Altria Group, Inc.                                                                                  16,188         $    1,209,567
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TRUCKING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Yellow Roadway Corp.(n)                                                                              6,800         $      303,348
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                           13,000         $      652,470
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Total Stocks                                                                                                       $   47,441,857
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REPURCHASE AGREEMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 4.2% dated 12/31/05, due 1/3/06, total to be received $211,098
(secured by various U.S. Treasury and Federal Agency obligations in a
jointly traded account)                                                                      $     211,000         $      211,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $   47,652,857
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.1%                                                                                      62,567
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $   47,715,424
---------------------------------------------------------------------------------------------------------------------------------

(n) Non-income producing security.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS UNION STANDARD EQUITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12-31-2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $40,296,041
                                                                  ===========
Gross unrealized appreciation                                     $ 9,700,590
Gross unrealized depreciation                                      (2,343,774)
                                                                  -----------
      Net unrealized appreciation (depreciation)                  $ 7,356,816
                                                                  ===========

Aggregate cost includes prior fiscal year end tax adjustments.


MFS Investment Management(R)

MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) MID CAP VALUE FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                       SHARES/PAR ($)             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.6%
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APPAREL MANUFACTURERS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.(n)                                                                         125,000         $    5,966,250
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                             100,000         $    7,291,000
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 13.7%
---------------------------------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                                              250,000         $    6,347,500
---------------------------------------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                                                           175,000              8,450,750
---------------------------------------------------------------------------------------------------------------------------------
First Horizon National Corp.                                                                       220,000              8,456,800
---------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                                 384,900             14,175,867
---------------------------------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                                                        150,000              8,466,000
---------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                                                    450,000             12,312,000
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                 230,000             14,220,900
---------------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                                            550,000             11,891,000
---------------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                                                275,000              7,463,500
---------------------------------------------------------------------------------------------------------------------------------
Zions Bancorporation                                                                               125,000              9,445,000
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                                                                                                                   $  101,229,317
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BROADCAST & CABLE TV - 0.9%
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ADVO, Inc.                                                                                         250,000         $    7,045,000
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BROKERAGE & ASSET MANAGERS - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                                                             50,000         $    5,776,500
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                             300,000             10,275,000
---------------------------------------------------------------------------------------------------------------------------------
Waddell & Reed Financial, Inc., "A"                                                                350,000              7,339,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,391,000
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.(n)                                                                               650,000         $   11,511,500
---------------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co.                                                                             130,000              5,881,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,392,700
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.(n)                                                          250,000         $    5,025,000
---------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.(n)                                                                               1,000,000              8,970,000
---------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.(n)                                                                          1,100,000              8,217,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,212,000
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.(n)                                                                        2,500,000         $   10,475,000
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                                  300,000         $   10,719,000
---------------------------------------------------------------------------------------------------------------------------------
Headwaters, Inc.(n)                                                                                161,510              5,723,914
---------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                                  125,000              4,920,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,362,914
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                       350,000         $   11,718,000
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.(n)                                                                            922,050         $   19,399,932
---------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.(n)                                                                   900,000             12,753,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,152,932
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., "B"                                                                                 150,000         $    6,768,000
---------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                                               100,000              4,022,000
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                125,000              8,887,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,677,500
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.(n)                                                                     400,000         $    5,700,000
---------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(n)                                                                          400,000              9,648,000
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.(n)                                                                                   130,000              8,166,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,514,600
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                 200,000         $   12,508,000
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.(n)                                                                        180,000              9,012,600
---------------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                                 300,000             12,090,000
---------------------------------------------------------------------------------------------------------------------------------
Riata Energy, Inc.(a)(n)                                                                           500,000              7,625,000
---------------------------------------------------------------------------------------------------------------------------------
Rosetta Resources, Inc.(a)(n)                                                                      313,200              5,637,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   46,873,200
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                 100,000         $   12,682,000
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co.(n)                                                                                      300,000         $    5,664,000
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Diamond Foods, Inc.                                                                                 76,362         $    1,509,677
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                      550,000         $   16,896,000
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.(n)                                                                500,000         $    5,750,000
---------------------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                            450,000             10,080,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,830,000
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                         300,000         $    7,437,000
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                        100,000         $   11,170,000
---------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc.(n)                                                                                150,000              7,732,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,902,500
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.(n)                                                                                   350,000         $    8,109,500
---------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                                  300,000             10,755,000
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                      323,100             11,172,798
---------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                              175,000             11,518,500
---------------------------------------------------------------------------------------------------------------------------------
PartnerRe Ltd.                                                                                     100,000              6,567,000
---------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                                               100,000              6,738,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   54,860,798
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                       350,000         $    7,063,000
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.(n)                                                                             1,900,000         $    9,310,000
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.(n)                                                                        1,500,000             11,490,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,800,000
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc.(n)                                                                   225,000         $    9,405,000
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                                       44,300         $    1,608,976
---------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                      115,700              5,187,988
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,796,964
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                    350,000         $   12,834,500
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                350,000             16,852,500
---------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.(n)                                                                       250,000              7,687,500
---------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                          150,000              5,566,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   42,941,000
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Lee Enterprises, Inc.                                                                              190,000         $    7,012,900
---------------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"                                                                            10,000              7,650,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,662,900
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Aries Maritime Transport Ltd.                                                                      221,000         $    2,879,630
---------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                             200,000              8,966,000
---------------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                                                   125,000              6,298,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,144,380
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Mills Corp.                                                                                        190,000         $    7,968,600
---------------------------------------------------------------------------------------------------------------------------------
Republic Property Trust(n)                                                                         465,900              5,590,800
---------------------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc.                                                                         100,000              1,462,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,021,400
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                           150,000         $    6,241,500
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                              250,000         $    5,955,000
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc.(n)                                                                               300,000         $    7,890,000
---------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                                    150,000              3,804,000
---------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                     500,000             12,830,000
---------------------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                        150,000              5,785,500
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                     200,000              4,646,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   34,955,500
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                                   150,000         $    4,974,000
---------------------------------------------------------------------------------------------------------------------------------
IDT Corp., "B"(n)                                                                                  365,000              4,270,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,244,500
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                          200,000         $   11,178,000
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp.(n)                                                                                       466,400         $    7,383,112
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.(n)                                                                          102,400              3,240,960
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                    50,000              2,880,000
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                       39,900              1,985,025
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                    118,200              4,912,392
---------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities                                                                                408,040              8,034,308
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.(n)                                                                                175,000              8,246,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   36,681,797
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  723,174,329
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd.                                                                                    140,220         $    3,582,621
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BOND - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc., 2.25%, 2025(a)                                                             $   4,000,000         $    4,385,000
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.2%, due 1/03/06 (y)                                        $  11,739,000         $   11,736,261
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (k)                                                                                              $  742,878,211
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.3)%                                                                                (2,110,026)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  740,768,185
---------------------------------------------------------------------------------------------------------------------------------

(n) Non-income producing security.
(a) SEC Rule 144A restriction.
(y) The rate shown represents an annualized yield at time of purchase.
(k) As of December 31, 2005 the fund had one security representing $7,625,000 and 1.0% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MID CAP VALUE FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $695,280,702
                                                                  ============
Gross unrealized appreciation                                     $ 69,847,653
Gross unrealized depreciation                                      (22,250,144)
                                                                  ------------
      Net unrealized appreciation(depreciation)                   $ 47,597,509
                                                                  ============

Aggregate cost includes prior fiscal year end tax adjustments.

MFS Investment Management(R)

MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 24, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: February 24, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 24, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.